Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance, Beginning of period at Sep. 30, 2015	$ 1,955,679	$ 133,696	$ 1,643,712	$ 829,754	$ 353	$ (651,836)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,049			164,049
Other comprehensive income (loss)	(11,509)				(11,509)
Dividends on common stock	(49,926)			(49,926)
Compensation expense related to common stock options	90		90
Proceeds from exercise of common stock options	9,283	433	8,850
Restricted stock expense	3,659	179	3,480
Repurchase of stock warrants	(7,744)		(7,744)
Treasury stock purchased	(87,850)					(87,850)
Balance, End of period at Sep. 30, 2016	1,975,731	134,308	1,648,388	943,877	(11,156)	(739,686)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	173,532			173,532
Other comprehensive income (loss)	16,171				16,171
Dividends on common stock	(74,519)			(74,519)
Proceeds from exercise of common stock options	7,238	317	6,921
Restricted stock expense	5,909	105	5,804
Repurchase of stock warrants	0	228	(228)
Treasury stock purchased	(98,374)					(98,374)
Balance, End of period at Sep. 30, 2017	2,005,688	134,958	1,660,885	1,042,890	5,015	(838,060)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment pursuant to adoption of ASU 2018-02	0			(1,772)	1,772
Net income	203,850			203,850
Other comprehensive income (loss)	3,279
Other comprehensive income (loss)	1,507				1,507
Dividends on common stock	(55,997)			(55,997)
Proceeds from exercise of common stock options	1,338	63	1,275
Restricted stock expense	4,771	209	4,562
Repurchase of stock warrants	0	113	(113)
Treasury stock purchased	(164,249)					(164,249)
Balance, End of period at Sep. 30, 2018	$ 1,996,908	$ 135,343	$ 1,666,609	$ 1,188,971	$ 8,294	$ (1,002,309)